Insurance contracts and private pension (Details 4) - Private Pension [Member] - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Estimate Of Present Value Of Future Cash Flows [Member]
IfrsStatementLineItems [Line Items]
Opening balance - 01/01	R$ 245,564	R$ 210,255
Realization of Insurance Contractual Margin
Actuarial Remeasurements	379	(1,330)
Income from Insurance Contracts and Private Pension	379	(1,330)
New Recognized Insurance Contracts	(3,103)	(2,520)
Financial Income from Insurance Contracts and Private Pension	22,729	29,406
Recognized in Income for the period	23,410	28,309
Recognized in Other Comprehensive Income	(681)	1,097
Premiums Received, Claims and Other Expenses Paid	13,651	9,753
Closing Balance	279,220	245,564
Contractual service margin [member]
IfrsStatementLineItems [Line Items]
Opening balance - 01/01	19,936	17,696
Realization of Insurance Contractual Margin	(1,899)	(1,829)
Actuarial Remeasurements	(196)	1,534
Income from Insurance Contracts and Private Pension	(2,095)	(295)
New Recognized Insurance Contracts	3,097	2,514
Financial Income from Insurance Contracts and Private Pension	6	21
Recognized in Income for the period	6	21
Recognized in Other Comprehensive Income
Premiums Received, Claims and Other Expenses Paid
Closing Balance	20,944	19,936
Risk Adjustments For Nonfinancial Risk [Member]
IfrsStatementLineItems [Line Items]
Opening balance - 01/01	321	271
Realization of Insurance Contractual Margin
Actuarial Remeasurements	(22)	16
Income from Insurance Contracts and Private Pension	(22)	16
New Recognized Insurance Contracts	6	6
Financial Income from Insurance Contracts and Private Pension	1	28
Recognized in Income for the period	11	10
Recognized in Other Comprehensive Income	(10)	18
Premiums Received, Claims and Other Expenses Paid
Closing Balance	306	321
Total One [Member]
IfrsStatementLineItems [Line Items]
Opening balance - 01/01	265,821	228,222
Realization of Insurance Contractual Margin	(1,899)	(1,829)
Actuarial Remeasurements	161	220
Income from Insurance Contracts and Private Pension	(1,738)	(1,609)
New Recognized Insurance Contracts
Financial Income from Insurance Contracts and Private Pension	22,736	29,455
Recognized in Income for the period	23,427	28,340
Recognized in Other Comprehensive Income	(691)	1,115
Premiums Received, Claims and Other Expenses Paid	13,651	9,753
Closing Balance	R$ 300,470	R$ 265,821